ALLIANCEBERNSTEIN BALANCED SHARES, INC.

Supplement dated August 6, 2012 to the Prospectus dated March 1, 2012 and the Summary Prospectus dated March 1, 2012 of the AllianceBernstein Balanced Shares (the “Fund”) offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares of the Fund.

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Recently, the Board of Directors of the Fund approved proposals to rename the Fund the “AllianceBernstein Global Risk Allocation Fund, Inc.” and to change the Fund’s investment policies and strategy as described below.

The Fund has been a balanced fund that normally holds about 60% of its investments in stocks and about 40% in bonds. In addition, the Fund has had an investment policy that fixed-income securities will comprise no more than 60% of Fund investments. The policies will be eliminated to permit the Fund to take a more active and flexible approach to asset allocation.

The revised Fund will invest dynamically in a number of global asset classes, including equity/credit, fixed-income, and inflation-linked instruments. In making decisions on the allocation of assets among asset classes, the Adviser will use a tail risk parity strategy. This strategy attempts to provide investors with favorable long-term total return while minimizing exposure to material downside (“tail”) events. To execute this strategy, an average tail loss for each asset class is calculated based on historical market behavior and on a forward-looking basis through options prices. Fund assets are then allocated among asset classes so that each asset class will contribute equally to the expected tail loss of the Fund. This will generally result in the Fund having greater exposures to lower risk asset classes (such as fixed-income) than to higher risk asset classes. The Adviser will make frequent adjustments to the Fund’s asset class exposures based on these tail risk parity determinations.

The asset classes in which the Fund may invest include:

•	equity/credit — equity securities of all types and corporate fixed-income securities (regardless of credit quality, but subject to the limitations on high-yield securities set forth below);

•	fixed-income — fixed-income securities of the U.S. and foreign governments and their agencies and instrumentalities; and

•	inflation-linked — global inflation-linked securities (including Treasury Inflation Protected Securities).

The Fund’s investments within each asset class will generally be index-based — typically, portfolios of individual securities intended to track the performance of the particular asset class and, primarily for certain types of assets such as credit assets, derivatives intended to track such performance. The Fund’s investments in each asset class will generally be global in nature, and will generally include investments in both developed and emerging markets.

The revised Fund’s exposure to certain types of assets may at times be achieved partially or substantially through the use of derivatives. Because derivative transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a significant portion of the revised Fund’s assets may be held in cash or invested in cash equivalents, such as short-term U.S. government and agency securities, repurchase agreements and money market funds. At times, a combination of direct securities investments and derivatives will be used to gain asset class exposure so that the Fund’s aggregate exposure will exceed its net assets (i.e., so that the Fund is effectively leveraged), potentially to a significant extent. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments by investing in currency-related derivatives, including forward currency exchange contracts.

The Fund will maintain its current investment policy that stock investments will normally comprise no more than 75% of Fund investments. The Fund will also maintain its current policy of investing no more than 20% of its assets in high-yield securities (securities rated below BBB- by Standard & Poor’s Rating Services, Moody’s Investors Service, Inc., or Fitch Ratings, which are commonly known as “junk bonds”), and no more than 5% of its assets in securities rated CCC- or below.

The changes to the Fund’s name and non-fundamental policies do not require stockholder approval under the Investment Company Act of 1940, as amended. The name and policy changes are expected to be effective on or about October 8, 2012. The Adviser expects that the Fund’s portfolio will be transitioned to the new investment policies shortly thereafter.